ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET (Tables)	12 Months Ended
Dec. 31, 2011
ASSETS IMPAIRMENTS AND RESTRUCTURING CHARGES, NET [Abstract]
Schedule of restructuring and related charges
	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Fixed asset impairments	$--	$--	$133
Gain on sale	(15)	--	--
Intangible asset and goodwill impairments	--	8	46
Severance charges	7	18	19
Site closure and restructuring charges (gains)	--	3	(2)
Total	$(8)	$29	$196

Changes to restructuring reserve and related activities
The following table summarizes the changes in estimates described above, other asset impairments and restructuring charges and gains, the non-cash reductions attributable to asset impairments, and the cash reductions in shutdown reserves for severance costs and site closure costs paid:

(Dollars in millions)	Balance at January 1, 2009	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2009

Noncash charges	$--	$179	$(179)	$--	$--
Severance costs	4	19	--	(20)	3
Total	$4	$198	$(179)	$(20)	$3

	Balance at January 1, 2010	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2010

Noncash charges	$--	$8	$(8)	$--	$--
Severance costs	3	18	--	(6)	15
Total	$3	$26	$(8)	$(6)	$15

	Balance at January 1, 2011	Provision/ Adjustments	Non-cash Reductions	Cash Reductions	Balance at December 31, 2011

Noncash charges	$--	$(15)	$15	$--	$--
Severance costs	15	7	--	(20)	2
Total	$15	$(8)	$15	$(20)	$2